UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

  Read instructions at end of Form before preparing Form. Please print or type.
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1. Name and address of issuer:
                                        GIANT 5 FUNDS
                                        128 SOUTH TEJON STREET, SUITE 150
                                        COLORADO SPRINGS, CO 80903

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2. The name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                       [X]

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3. Investment Company Act File Number:                              811-21836

   Securities Act File Number:                                      002-28174

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4(a). Last day of the fiscal year for which this notice is filed:

                                 MARCH 31, 2007

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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the form is being filed late, Interest must be paid on the registration fee due.

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4(c). [ ] Check box if this is the last time the issuer will be filing this
Form.

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

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5. Calculation of registration fee:

         (i) Aggregate sale price of securities
             sold during the fiscal year pursuant
             to section 24(f):                                       $51,451,835
                                                                 ---------------
        (ii) Aggregate price of securities redeemed
             or repurchased during the fiscal year:    $3,301,398
                                                      -----------
       (iii) Aggregate price of securities redeemed
             or repurchased during any prior fiscal
             year ending no earlier than October 11,
             1995 that were not previously used to
             reduce registration fees payable to
             the Commission.                                   $0
                                                      -----------
        (iv) Total available redemption credits
             [Add items 5(ii) and 5(iii)]:                      -     $3,301,398
                                                                 ---------------
         (v) Net Sales - If item 5(i) is greater
             than item 5(iv) [subtract Item 5(iv)
             from Item 5(i)]                                         $48,150,437
                                                                 ---------------

        ---------------------------------------------------------
        (vi) Redemption credits available for use
             in future years - if Item 5(i) is less
             than Item 5 (iv) [subtract Item 5(iv)
             from Item 5(i)]:                                  $0
                                                      -----------
        ---------------------------------------------------------

       (vii) Multiplier for determining registration
             fee (See Instruction C.9):                                0.0000307
                                                                 ---------------
      (viii) Registration fee due [multiply Item 5(v)
             by Item 5(vii):                                    =      $1,478.22
                                                                 ---------------
             (enter "0" if no fee is due):

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6. Prepaid shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

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

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7.    Interest due.-- if this Form is being filed more than
      90 days after the end of the issuers fiscal year
            (see Instruction D):                                           $0.00
                                                                 ---------------
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8.    Total of amount of the registration fee due plus any
      interest due [Line 5(viii) plus line 7].
                                                                       $1,478.22
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9.    Date the registration fee and any interest payment
      was sent to the Commission's lockbox depository:
             June 15, 2007
            ===============

            Method of Delivery:
                                  [ X ] Wire Transfer
                                  [   ] Mail or other means
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                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)*           /s/ Michael Willis
                                          --------------------------------------

                                          Michael Willis, President
                                          --------------------------------------

      Date   June 15, 2007
           -------------------------------

             * Please print the name and title of the signing officer below the signature.

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